Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest Expense, Deposits [Abstract]
Interest bearing checking accounts	$ 190	$ 178	$ 148
Savings accounts	920	624	716
Time deposits and money market accounts	4,617	5,863	22,834
Total	5,727	6,665	$ 23,698
Maturity of Time Deposits [Abstract]
Under 1 year	883,218
1 to 2 years	50,972
2 to 3 years	3,378
3 to 4 years	660
4 to 5 years	90,431
Over 5 years	104
Total time deposits	1,028,763	995,314
Amount included in time deposits with balance in excess of $250,000	$ 250,000	$ 161,500